Asset Retirement Obligations (Details) - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning of year	$ 1,824	$ 3,557
Additional liabilities incurred	133	670
Liabilities acquired	178
Liabilities disposed(1)		(2,820)
Accretion expense	139	156	$ 358
Revision of estimated liabilities	14	261
Asset Retirement Obligations, Noncurrent, Ending Balance	$ 2,288	$ 1,824	$ 3,557